Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable - Tax Contingent Liability [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable [Line Items]
Taxes payable in installments	$ 67,980	$ 89,930
PIS/COFINS tax payable	32,835	30,218
ICMS/VAT/GST tax payable	35,335	28,081
Withholding income taxes	10,527	8,585
Others	91,693	98,425
Subtotal	238,370	255,239
Income taxes payable	83,247	91,070
Total	321,617	346,309
Breakdown:
Current liabilities	227,249	230,158
Non-current liabilities	94,368	116,151
Total	$ 337,244	$ 346,309